Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consist of the following:

	December 31,	December 31,
	2016	2017
	HK$	HK$

Property, plant and equipment:
Buildings	136,099	136,099
Furniture, fixtures and equipment	694	694
Computer equipment	38	488
Motor vehicles	1,814	1,814
Plant and machinery	-	4,121
Land use right	18,976	27,981
	157,621	171,197
Accumulated depreciation and amortization	(18,312)	(25,563)
Construction in progress	14,473	49,078
Property, plant and equipment, net	153,782	194,712